Benefits Plans (Asset Allocation Parameters by Asset Class) (Details)	12 Months Ended
Dec. 31, 2012
Large-Cap U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	26.00%
Mid/Small-Cap U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	12.00%
Non-U.S [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	12.00%
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum	40.00%
Target	50.00%
Maximum	60.00%
Long Duration [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	47.00%
Money Market/Certificates of Deposit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	3.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum	40.00%
Target	50.00%
Maximum	60.00%